Condensed Consolidated Statements Of Operations And Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 1,123	$ 1,299	$ 1,147	$ 2,912	$ 7,402	$ 7,455
Operating expenses:
Research and development	14,393	18,062	24,143	32,766	53,307	54,295
General and administrative	5,900	4,823	12,206	9,393	20,836	17,071
Impairment of intangible assets	0	7,195	0	9,660	9,660	513
Total operating expenses	20,293	30,080	36,349	51,819	83,803	71,879
Loss from operations	(19,170)	(28,781)	(35,202)	(48,907)	(76,401)	(64,424)
Other income (expense), net:
Investment income, net	1,428	223	1,979	223	1,337
Interest income (expense), net	211	(11)	401	(965)	(968)
Other (expense) income, net	10	(144)	72	(124)	(27)	40
Change in fair value of redeemable noncontrolling interests						(3,903)
Total other income (expense), net	1,649	68	2,452	(866)	342	(3,863)
Loss before income taxes	(17,521)	(28,713)	(32,750)	(49,773)	(76,059)	(68,287)
Provision for income taxes	(305)	(129)	(378)	(1,716)	(1,937)	(1)
Net loss	$ (17,826)	$ (28,842)	$ (33,128)	$ (51,489)	(77,996)	(68,288)
Less: Net loss attributable to the redeemable noncontrolling interests					0	209
Net loss attributable to Ambrx Biopharma Inc. shareholders					$ (77,996)	$ (68,079)
Net loss per share—basic	$ (0.05)	$ (0.11)	$ (0.09)	$ (0.19)	$ (0.29)	$ (0.48)
Net loss per share—diluted	$ (0.05)	$ (0.11)	$ (0.09)	$ (0.19)	$ (0.29)	$ (0.48)
Weighted-average ordinary shares used to compute net loss per share—basic	391,283,214	270,160,166	353,337,365	270,142,269	270,241,698	143,175,224
Weighted-average ordinary shares used to compute net loss per share—diluted	391,283,214	270,160,166	353,337,365	270,142,269	270,241,698	143,175,224
Other comprehensive loss, net of tax:
Net loss	$ (17,826)	$ (28,842)	$ (33,128)	$ (51,489)	$ (77,996)	$ (68,288)
Other comprehensive income (loss), net of tax:
Changes in comprehensive loss before reclassifications	(13)	(217)	(39)	(217)
Amounts reclassified from accumulated other comprehensive loss	36	0	388	0
Foreign currency translation adjustments						(18)
Unrealized loss on marketable debt securities available- for-sale	23	(217)	349	(217)	(512)
Total other comprehensive income (loss)	23	(217)	349	(217)	(512)	(18)
Comprehensive loss	$ (17,803)	$ (29,059)	$ (32,779)	$ (51,706)	(78,508)	(68,306)
Less: Comprehensive loss attributable to the redeemable noncontrolling interests						208
Comprehensive loss attributable to Ambrx Biopharma Inc.					$ (78,508)	$ (68,098)